Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of the Company's and the bank subsidiaries' actual capital amounts and ratios

			For Capital Adequacy		To Be Well-Capitalized
			Purposes		Under Prompt Corrective
	Actual		Phase-In Schedule		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than	(greater than	(greater than	(greater than
			or equal to)	or equal to)	or equal to)	or equal to)
	(Dollars in Thousands)
As of December 31, 2019:
Common Equity Tier 1 (to Risk Weighted Assets):
Consolidated	$1,833,174	18.58%	$690,746	7.000%	N/A	N/A
International Bank of Commerce, Laredo	1,268,078	18.23	486,950	7.000	$452,168	6.50%
International Bank of Commerce, Oklahoma	201,202	16.91	83,303	7.000	77,353	6.50
International Bank of Commerce, Brownsville	185,112	22.70	57,084	7.000	53,006	6.50
International Bank of Commerce, Zapata	72,402	36.46	13,902	7.000	12,909	6.50
Commerce Bank	91,239	34.83	18,336	7.000	17,026	6.50
Total Capital (to Risk Weighted Assets):
Consolidated	$2,018,488	20.46%	$1,036,118	10.500%	N/A	N/A
International Bank of Commerce, Laredo	1,315,453	18.91	730,425	10.500	$695,643	10.00%
International Bank of Commerce, Oklahoma	206,807	17.38	124,955	10.500	119,004	10.00
International Bank of Commerce, Brownsville	192,417	23.60	85,626	10.500	81,548	10.00
International Bank of Commerce, Zapata	74,737	37.63	20,853	10.500	19,860	10.00
Commerce Bank	93,396	35.65	27,504	10.500	26,195	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$1,953,711	19.80%	$838,762	8.500%	N/A	N/A
International Bank of Commerce, Laredo	1,268,078	18.23	591,296	8.500	$556,514	8.00%
International Bank of Commerce, Oklahoma	201,202	16.91	101,154	8.500	95,203	8.00
International Bank of Commerce, Brownsville	185,112	22.70	69,316	8.500	65,239	8.00
International Bank of Commerce, Zapata	72,402	36.46	16,881	8.500	15,888	8.00
Commerce Bank	91,239	34.83	22,265	8.500	20,956	8.00
Tier 1 Capital (to Average Assets):
Consolidated	$1,953,711	16.65%	$469,267	4.00%	$ N/A	N/A
International Bank of Commerce, Laredo	1,268,078	15.21	333,576	4.00	416,970	5.00%
International Bank of Commerce, Oklahoma	201,202	14.79	54,406	4.00	68,007	5.00
International Bank of Commerce, Brownsville	185,112	17.41	42,529	4.00	53,161	5.00
International Bank of Commerce, Zapata	72,402	19.08	15,179	4.00	18,974	5.00
Commerce Bank	91,239	18.18	20,073	4.00	25,091	5.00

					To Be Well-Capitalized
			For Capital Adequacy		Under Prompt Corrective
	Actual		Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than	(greater than	(greater than	(greater than
			or equal to)	or equal to)	or equal to)	or equal to)
	(Dollars in Thousands)
As of December 31, 2018:
Common Equity Tier 1 (to Risk Weighted Assets):
Consolidated	$1,711,682	17.55%	$621,850	6.375%	N/A	N/A
International Bank of Commerce, Laredo	1,201,462	17.24	444,207	6.375	$452,917	6.50%
International Bank of Commerce, Oklahoma	188,997	13.95	86,344	6.375	88,037	6.50
International Bank of Commerce, Brownsville	177,456	24.73	45,741	6.375	46,638	6.50
International Bank of Commerce, Zapata	70,984	30.77	14,707	6.375	14,996	6.50
Commerce Bank	89,305	32.95	17,276	6.375	17,615	6.50
Total Capital (to Risk Weighted Assets):
Consolidated	$1,925,905	19.74%	$963,258	9.875%	N/A	N/A	%
International Bank of Commerce, Laredo	1,248,107	17.91	688,086	9.875	$696,796	10.00
International Bank of Commerce, Oklahoma	198,293	14.64	133,749	9.875	135,442	10.00
International Bank of Commerce, Brownsville	183,554	25.58	70,854	9.875	71,750	10.00
International Bank of Commerce, Zapata	73,726	31.96	22,782	9.875	23,070	10.00
Commerce Bank	90,894	33.54	26,761	9.875	27,100	10.00
Tier 1 Capital (to Risk Weighted Assets):							%
Consolidated	$1,859,536	19.06%	$768,168	7.875%	N/A	N/A
International Bank of Commerce, Laredo	1,201,462	17.24	548,727	7.875	$557,437	8.00
International Bank of Commerce, Oklahoma	188,997	13.95	106,660	7.875	108,354	8.00
International Bank of Commerce, Brownsville	177,456	24.73	56,503	7.875	57,400	8.00
International Bank of Commerce, Zapata	70,984	30.77	18,168	7.875	18,456	8.00
Commerce Bank	89,305	32.95	21,341	7.875	21,680	8.00%
Tier 1 Capital (to Average Assets):
Consolidated	$1,859,536	15.87%	$468,593	4.00%	$ N/A	N/A
International Bank of Commerce, Laredo	1,201,462	14.45	332,507	4.00	415,634	5.00
International Bank of Commerce, Oklahoma	188,997	12.53	60,344	4.00	75,430	5.00
International Bank of Commerce, Brownsville	177,456	17.25	41,144	4.00	51,430	5.00
International Bank of Commerce, Zapata	70,984	16.22	17,507	4.00	21,884	5.00
Commerce Bank	89,305	15.53	23,000	4.00	28,750	5.00